Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of ordinary shares
Movements in FFG ordinary shares, preferred shares and
FFG Collateral Share
(collectively “FFG Shares”)

	Number of shares (thousands)	Nominal value of shares (Euro thousands)		Share premium (Euro thousands)

Issued and paid:
As at January 1, 2020	265,731	265,731		45,882
Issuance of Ordinary Shares of Euro1.00 each	23,434	23,434		24,279

As at December 31, 2020	289,165	289,165		70,161
Issuance of s eries B p referred s hares of Euro1.00 each	50,091	50,091		67,124
Issuance of c lass B n on-voting o rdinary s hares of Euro0.0001 each (Note 3 3 )	32,130	3		—

As at December 31, 2021	371,386	339,259		137,285
Issuance of ordinary shares of Euro1.00 each (Note 29)	18,569	18,569		6,454
Issuance of a FFG Collateral Share of Euro0.0001 (Note 29)	*	*		*

	389,955	357,828		143,739
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188	105,000	*		143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization	(105,000)	(*	)	(143,739)

As at Closing Date	—	—		—

*	Less than 1,000 shares or Euro1,000.

Summary of issuance of share for reverse recapitalization
Movements in LGHL ordinary shares and convertible preference share (collectively “LGHL Shares”):

	Number of ordinary shares (thousands)	Nominal value of shares (Euro thousands)	Share premium (Euro thousands)

Issued and paid:
As at Closing Date	—	—	143,739
Issuance of LGHL shares as part of Reverse Recapitalization
- Exchange of ordinary shares	105,000	*	357,825
- Exchange of convertible preference share	*	*	*
- Merger with PCAC	10,644	*	99,204
- Ordinary shares of USD0.000001 each to third party investor s	15,327	*	142,733

As at December 31, 2022	130,971	*	743,501

*	Less than 1,000 shares or Euro 1,000.